Share-Based Compensation (Summary of Weighted Average Assumptions in Stock Options) (Detail)	12 Months Ended
	Dec. 31, 2022 T $ / shares	Dec. 31, 2021 T $ / shares
Current Year [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Exercise price per option | $ / shares	$ 77.50
Expected annual dividend yield	2.45%
Expected volatility	30.00%
Risk-free interest rate	2.00%
Average expected life of options (years) | T	85
Prior Year [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Exercise price per option | $ / shares		$ 56.64
Expected annual dividend yield		3.22%
Expected volatility		29.00%
Risk-free interest rate		1.11%
Average expected life of options (years) | T		85